3. Significant Strategic Drug Development Collaborations (Details Narrative March 2016) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Significant Strategic Drug Development Collaborations - Related Parties
Income from collaborative agreements	$ 0	$ 0